Taxation - Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Provision for credit losses	¥ 1,388,365	¥ 1,225,097
Deferred guarantee income and other accrued expenses	895,892	869,708
Contingent guarantee liabilities	269,750	452,135
Net operating loss carryforwards	104,798	105,653
Advertising expenses in excess of deduction limit	8,094	7,248
Investment related loss	75,440	75,440
Less: valuation allowance	(107,117)	(78,471)	¥ (13,038)	¥ (6,756)
Total deferred tax assets	2,635,222	2,656,810
Net deferred tax assets	1,540,842	1,232,092
Deferred tax liabilities
Contract assets and service fees receivable	858,273	1,009,002
Guarantee receivables	305,281	469,703
Withholding income tax	22,206	21,353
Total deferred tax liabilities	1,185,760	1,500,058
Net deferred tax liabilities	¥ 91,380	¥ 75,340